Investment Objectives and Goals - Amplify Ethereum Max Income Covered Call ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Amplify Ethereum Max Income Covered Call ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Amplify Ethereum Max Income Covered Call ETF seeks to maximize current income through a covered call strategy tied to the investment exposure to the price return of ether.